Intangible Assets - Summary of Intangible Assets (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 3,240
Amortization expense	(142)	$ (141)
Ending balance	4,412
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	151,501
Additions	1,312
Disposals	(420)
Effect of foreign exchange differences	(15)
Ending balance	152,378
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(148,261)
Amortization expense	142
Disposals	420
Effect of foreign exchange differences	(17)
Ending balance	(147,966)
Licenses and Other Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,197
Ending balance	4,388
Licenses and Other Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	145,759
Additions	1,312
Ending balance	147,071
Licenses and Other Rights | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(142,562)
Amortization expense	121
Ending balance	(142,683)
Patents
Disclosure Of Intangible Assets [Line Items]
Beginning balance	38
Ending balance	17
Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	5,477
Disposals	(420)
Effect of foreign exchange differences	(16)
Ending balance	5,041
Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(5,439)
Amortization expense	21
Disposals	420
Effect of foreign exchange differences	(16)
Ending balance	(5,024)
Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	5
Ending balance	7
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	265
Effect of foreign exchange differences	1
Ending balance	266
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(260)
Effect of foreign exchange differences	(1)
Ending balance	$ (259)